Balance Sheet Details (Details) - Schedule of accrued expenses - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Expenses Abstract
Accrued license fees	$ 10,000	$ 225,000
Accrued research and development	497,022	300,182
Accrued deferred offering costs		246,236
Accrued compensation		234,265
Accrued other	80,490	49,832
Total	$ 2,080,392	$ 1,055,515